JPMorgan Prime Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Shares [Member] | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	3.27%	2.27%